Related Party Transactions (Schedule of Future Maturities of Notes Payable) (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
2020	$ 414,506	$ 279,346
2021	43,928	1,607
Related Party Notes Payable	2,673,467	$ 200,000	$ 485,534
Notes payable [Member]
Related Party Transaction [Line Items]
2020	1,223,467
2021	1,450,000
Related Party Notes Payable	$ 2,673,467